Warrant Liabilities - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 26, 2021	Dec. 31, 2021	Jun. 30, 2022	Nov. 15, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Term of warrants		5 years
Share price				$ 12.5
Number of trading days to determine call of warrant redemption		30 days
Warrant liabilities		$ 135,838,000	$ 27,294,000		$ 0
Common Class A
Class Of Warrant Or Right [Line Items]
Exercise price of warrants or rights		$ 11.5
Shares purchased		1
Common Class A | Minimum [Member] | Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Class Of Warrant Or Right [Line Items]
Share price		$ 18
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants Issued	$ 34,499,925
Warrant redemption price (in dollars per share)		$ 0.01
Warrant minimum days for prior written notice of redemption		30 days
Number of trading days to determine call of warrant redemption		20 days
Public Warrants | Common Class A
Class Of Warrant Or Right [Line Items]
Exercise price of warrants or rights		$ 0
Warrant liabilities		$ 77,300,000
Shares purchased		34,500,000
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Warrants Issued	$ 17,325,000
Private Placement Warrants | Common Class A
Class Of Warrant Or Right [Line Items]
Warrant liabilities		$ 58,600,000
Shares purchased		17,300,000